Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties and their Relationships	The table below sets forth the related parties and their relationships with the Group, with which the Group has transactions:
No.	Name of Related Parties	Relationship
1	My Car (Shenzhen) Technology Co., Ltd. (“My Car”)	A company which Mr. Alan Nan Wu held 25.3% and nil equity interest as of June 26, 2023 and June 30, 2023, respectively
2	Shenzhen Yinghehuicheng Investment Center (Limited Partnership) (“Shenzhen Yinghehuicheng”)	A company controlled by a shareholder of the Company, and also a non-controlling shareholder of Tianqi Group
3	Tianjin Tuoda Enterprise Management Service Co., Ltd. (“Tianjin Tuoda”)	A company controlled by a group of shareholders of the Company, and also a non-controlling shareholder of Tianqi Group
4	Mr. Alan Nan Wu	Executive Chairman
5	Vision Path Holdings Limited (“Vision Path”)	Shareholder of the Company
6	Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”)	A company in which the Group holds a 20% equity interest
7	Al Ataa	Shareholder of the Company
8	Mr. Benjamin Zhai	Chief Executive Officer and Executive Director of the Company

Schedule of Significant Related Party Transactions	The Group had the following significant related party transactions for the six months ended June 30, 2025 and 2024:
	For the six months ended June 30,
Nature	2025	2024
	(Unaudited)
Loan proceeds from related parties
– Mr. Benjamin Zhai	$94	$-
– Mr. Alan Nan Wu (i)	688	-
Repayments of Mr.Nan Wu loan
– Mr. Alan Nan Wu (i)	54	367
Loan to related parties
– Shanghai OBS	16	-
– Tianjin Tuoda (ii)	25	-
Accrued financial expenses to PIPE Investor
– Al Ataa (see Note 7 PIPE escrow account for details)	-	15,000

(i)

In 2022, My Car paid loan and expenses on behalf of the Group totaled US$5.5 million, which were interest-free and repayable on demand, and the Group repaid US$5.8 million. The Group provided loan to My Car of US$1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of June 30, 2025 and December 31, 2024 was nil.

In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled US$3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of US$2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group had repaid the amount in full to Mr. Alan Nan Wu. In 2025, the Group received interest-free loans of US$0.7 million from Mr. Nan Wu and made repayments of US$0.05 million.

(ii)	In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was US$13 million, which was recognized as additional paid-in capital in the unaudited condensed consolidated financial statements.
(iii)	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. As of June 30, 2025 and December 31, 2024, US$4.7 million is due and in default and the Group does not make any payment to Vision Path.

Schedule of Related Party Balances with the Related Parties	The Group had the following related party balances with the related parties mentioned above:
	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
Amounts due from related parties:
– Tianjin Tuoda (ii)	$13,915	$13,662
– Mr. Alan Nan Wu (i)	-	1,569
– Shanghai OBS	79	62
– The Pledgor (see Note 7 PIPE escrow account for details)	60,000	60,000
Subtotal	$73,994	$75,293
Less: Allowance for expected credit loss (see Note 7 PIPE escrow account for details)	(73,994)	(75,293)
Amount due from related parties, net	$-	$-

Amounts due to related parties, current:
– Vision Path (iii)	$4,739	$4,651
– Shenzhen Yinghehuicheng	656	644
– Mr. Benjamin Zhai	94	-
Total	$5,489	$5,295

(i)

In 2022, My Car paid loan and expenses on behalf of the Group totaled US$5.5 million, which were interest-free and repayable on demand, and the Group repaid US$5.8 million. The Group provided loan to My Car of US$1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of June 30, 2025 and December 31, 2024 was nil.

In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled US$3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of US$2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group had repaid the amount in full to Mr. Alan Nan Wu. In 2025, the Group received interest-free loans of US$0.7 million from Mr. Nan Wu and made repayments of US$0.05 million.

(ii)	In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was US$13 million, which was recognized as additional paid-in capital in the unaudited condensed consolidated financial statements.
(iii)	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. As of June 30, 2025 and December 31, 2024, US$4.7 million is due and in default and the Group does not make any payment to Vision Path.